Advisors Asset Management, Inc.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                                November 21, 2014



Securities and Exchange Commission
100 F Street, NE
Washington, D. C.  20549

               Re:  Advisors Disciplined Trust 1330 (the "Funds")
                       (File No. 333-198036) (CIK 1610336)


Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on November 20, 2014.

                                Very truly yours,

                                Advisors Disciplined Trust 1330

                                By:  Advisors Asset Management, Inc.


                                By     /s/ ALEX R. MEITZNER
                                  ------------------------------
                                         Alex R. Meitzner
                                       Senior Vice President